JPMORGAN TRUST I

1111 Polaris Parkway, Floor 4P
Columbus, OH, 43240-2050, United States

August 23, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:

JPMorgan Trust I ("Trust")

File Nos. 811-21295 and 333-103022 on behalf of

JPMorgan Global Natural Resources Fund

(“Global Natural Resources Fund”);

JPMorgan Growth Long/Short Fund

(“Growth Long/Short Fund”);

JPMorgan Multi-Cap Long/Short Fund

(“Multi-Cap Long/Short Fund”); and

JPMorgan Multi-Sector Income Fund

(“Multi-Sector Income Fund”)

(each, a “Fund,” and collectively, the “Funds”)

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended ("1933 Act"), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended ("1940 Act"), is Post-Effective Amendment No. 116 (Amendment No.117 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A ("Amendment"). This filing is being made for the purpose of registering the Funds listed above as new series of the Trust. Included in the filing are the prospectuses and statements of additional information for each Fund.

Global Natural Resources Fund.  The Fund seeks to provide long-term capital appreciation.  The Fund will, under normal market conditions, invest at least 80% of its Assets in equity and equity-like securities of companies in the natural resources sector and associated businesses.  The Fund will offer Class A Shares, Class C Shares, Select Class Shares, Class R2 Shares and Class R5 Shares.

Growth Long/Short Fund.  The Fund seeks long-term capital appreciation.  The Fund will normally invest in a focused portfolio of large cap growth securities and will seek to capture the returns associated with this portfolio in favorable market environments while providing some downside protection in unfavorable markets when compared to a fund that takes only long positions. The Fund will offer Class A Shares, Class C Shares and Select Class Shares.

Multi-Cap Long/Short Fund. The Fund seeks long-term capital appreciation. The Fund seeks to achieve its objective by taking both long and short positions in equity securities, across all market capitalizations, including those with market capitalizations below $250 million and targeting an overall net equity market exposure of 20%-60%.  The Fund will offer Class A Shares, Class C Shares and Select Class Shares.

Multi-Sector Income Fund. The Fund seeks to provide long-term total return. The Fund seeks to achieve its investment objective by investing opportunistically across different markets and sectors, based on the portfolio management team’s view of the markets and sectors.  The Fund will offer Class A Shares, Class C Shares, Select Class Shares, Class R2 Shares and Class R5 Shares.

If you have any questions or comments, please call me at (614) 248-5749.

Very truly yours,

/S/ JESSICA K. DITULLIO

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Jessica K. Ditullio

Assistant Secretary